Consolidated Statements of Financial Position - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Current ASSETS
Cash	$ 5,005,346	$ 998,262
Receivables	231,857	146,209
Prepaid expenses and deposits	123,337	340,742
Current assets	5,360,540	1,485,213
Non-Current ASSETS
Prepaid expenses and deposits	151,981	19,231
Promissory note receivable (Note 5)	(520,000)	0
Investment in associate (Note 4)	383,733	0
Exploration and evaluation assets (Note 6)	21,324,785	15,094,413
Total Assets	27,741,039	16,598,857
Current LIABILITIES
Accounts payable and accrued liabilities (Notes 7 and 10)	306,118	1,582,188
Term loans payable (Note 8)	521,368	1,138,520
Flow-through premium liability (Notes 9 and 15)	1,791,526	11,666
Deferred gain on spin-out transaction (Note 17)	477,000	0
Derivative liability (Note 9)	152,765	656,946
Total Liabilities	3,248,777	3,389,320
Shareholders' Equity
Capital stock (Note 9)	45,666,733	32,123,613
Subscriptions received (Note 9)	0	105,000
Reserves (Note 9)	3,280,933	2,462,047
Deficit	(24,455,404)	(21,481,123)
Total Shareholders’ Equity	24,492,262	13,209,537
Total Liabilities and Shareholders’ Equity	$ 27,741,039	$ 16,598,857